SCHEDULE OF INCOME TAX BENEFIT FROM CONTINUING OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income/(Loss) before income taxes	$ (2,811,486)	$ (3,324,956)	$ (1,485,446)
Income tax computed at applicable tax rates	(593,082)	(680,768)	(259,753)
Current losses unrecognized deferred income tax	572,021	589,405	43,478
Temporary difference between the book value of intangible asset and its tax base	25,200
Effect of different tax rates in different jurisdictions			451
Non-deductible expenses			785
Prior losses recognized deferred income tax in current period		587	(33,672)
Changes in valuation allowance	332,846
Income tax expenses/(benefits)	336,985	(90,776)	(248,711)
UNITED STATES | Chaince Securities Inc [Member]
Income/(Loss) before income taxes	(100,291)	(45,346)
Income tax computed at applicable tax rates	(21,061)	(9,522)
Current losses unrecognized deferred income tax
Temporary difference between the book value of intangible asset and its tax base
Effect of different tax rates in different jurisdictions
Non-deductible expenses
Prior losses recognized deferred income tax in current period
Changes in valuation allowance
Income tax expenses/(benefits)	(21,061)	(9,522)
UNITED STATES | Chaince Securities LLC [Member]
Income/(Loss) before income taxes	(30)
Income tax computed at applicable tax rates	(6)
Current losses unrecognized deferred income tax	6
Temporary difference between the book value of intangible asset and its tax base	25,200
Effect of different tax rates in different jurisdictions
Non-deductible expenses
Prior losses recognized deferred income tax in current period
Changes in valuation allowance
Income tax expenses/(benefits)	25,200
UNITED STATES | Parent [Member]
Income/(Loss) before income taxes	(2,594,153)	(2,662,392)	8,776
Income tax computed at applicable tax rates	(544,772)	(559,102)	1,843
Current losses unrecognized deferred income tax	544,772	559,102
Temporary difference between the book value of intangible asset and its tax base
Effect of different tax rates in different jurisdictions			451
Non-deductible expenses
Prior losses recognized deferred income tax in current period		587
Changes in valuation allowance
Income tax expenses/(benefits)		587	2,294
HONG KONG
Income/(Loss) before income taxes	(23,652)	(496,006)	(1,317,169)
Income tax computed at applicable tax rates	(3,903)	(81,841)	(217,333)
Current losses unrecognized deferred income tax	3,903
Temporary difference between the book value of intangible asset and its tax base
Effect of different tax rates in different jurisdictions
Non-deductible expenses
Prior losses recognized deferred income tax in current period			(33,672)
Changes in valuation allowance	332,846
Income tax expenses/(benefits)	332,846	(81,841)	(251,005)
CHINA
Income/(Loss) before income taxes	(93,360)	(121,212)	(177,053)
Income tax computed at applicable tax rates	(23,340)	(30,303)	(44,263)
Current losses unrecognized deferred income tax	23,340	30,303	43,478
Temporary difference between the book value of intangible asset and its tax base
Effect of different tax rates in different jurisdictions
Non-deductible expenses			785
Prior losses recognized deferred income tax in current period
Changes in valuation allowance
Income tax expenses/(benefits)